Related Party Transactions (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Related Party Transactions (Details) [Line Items]
Outstanding balance	$ 1,000
Mr. Zhang Bing [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance	$ 1,000